LOSS PER ORDINARY SHARE (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) Options shares	Jun. 30, 2022 USD ($) Options shares	Dec. 31, 2022 USD ($) Options shares	Dec. 31, 2021 USD ($) Options shares	Dec. 31, 2020 USD ($) Options shares	Dec. 31, 2019 Options
LOSS PER ORDINARY SHARE
Weighted number of Ordinary shares	41,802,993	7,703,799	7,930,928	6,242,946	5,945,888
Loss | $	$ 54,998	$ 10,222	$ 24,701	$ 16,358	$ 14,172
Preferred shares dividend | $	638	4,452	9,038	8,211	6,498
For the computation of basic and diluted loss per share | $	$ 55,636	$ 14,674	$ (33,739)	$ (24,569)	$ (20,670)
Number of options to employees and consultants outstanding under the share-based compensation plan | Options	5,448,573	4,854,232	5,286,884	3,854,651	3,456,165	3,332,160
Number of shares issued for acquisition | Options	1,195,671	1,600,499	1,228,410	1,600,499	0
Number of share outsatanding	47,481,609		36,138,588	34,606,789	29,514,698
Preferred shares
LOSS PER ORDINARY SHARE
Number of share outsatanding		27,660,146	27,660,151	27,660,151	23,323,730
Warrants
LOSS PER ORDINARY SHARE
Number of share outsatanding	14,850,000